UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-10395
                                                           -----

Pioneer Global High Yield Fund
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2006 to June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Global High Yield Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2007
      ----------------



======================== PIONEER GLOBAL HIGH YIELD FUND ========================


KVAERNER ASA (FORMERLY AKER KVAERNER AS)

Ticker:                      Security ID:  R38879AV5
Meeting Date: NOV 9, 2006    Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Notice of Meeting                 For       For        Management
2     Approve Meeting Agenda                    For       For        Management
3     Designate Inspector or Bondholder         For       For        Management
      Representative(s) of Minutes of Meeting
4     Amend Certain Clauses to Loan Agreement   For       For        Management
      Regarding Redemption of Loan
5     Authorize Norsk Tillitsmann ASA to Enter  For       For        Management
      Into Necessary Agreements and Carry Out
      Necessary Paperwork In Connection With
      Adopted Resolutions


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SEVAN MARINE AS

Ticker:                      Security ID:  R776D4AA1
Meeting Date: MAY 3, 2007    Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Notice of Meeting                 For       For        Management
2     Approve Agenda                            For       For        Management
3     Designate Inspector or Bondholder         For       For        Management
      Representative(s) of Minutes of Meeting
4     Approve Revised Final Maturity Dates of   For       For        Management
      Bond (May 14, 2007 Through May 16, 2007)
      Approve Maturity Price of Bond of 103.20
      Percent


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TRUSTREET PROPERTIES INC

Ticker:       TSY            Security ID:  898404AB4
Meeting Date: FEB 16, 2007   Meeting Type: Written Consent
Record Date:  JAN 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CONSENT TO THE PROPOSED AMENDMENTS        For       For        Management
      PURSUANT TO THE CONSENT SOLICITATION

========== END NPX REPORT